Mine standby costs (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Mine Standby Costs

	December 31, 2023	December 31, 2022

Stratoni (1)	$11,507	$24,245
Skouries (2)	—	7,782
Other mine standby costs	4,599	2,340
	$16,106	$34,367
(1) Operations were suspended at Stratoni at the end of 2021 and the mine and plant were placed on care and maintenance during 2022.
(2) A decision was made in December 2022 to re-start the construction of Skouries, conditional upon the initial drawdown of the Term Facility (Note 16 (a)); Skouries is no longer considered to be on care and maintenance as at December 31, 2023.